Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000158659 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158659 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158659 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000158659 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158659 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000158659 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000158659 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000158661 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158661 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158661 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000158661 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158661 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000158661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000158661 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000158662 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158662 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158662 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000158662 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158662 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000158662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000158662 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000026050 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026050 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026050 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000026050 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026050 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000026050 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000026050 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000026082 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026082 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026082 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000026082 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026082 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026082 [Member] | Variable Rate Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026082 [Member] | Other Repurchase Agreements and Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000026082 [Member] | Bank Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026082 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026082 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000158663 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158663 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158663 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000158663 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000158663 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000158663 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000158663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000026063 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026063 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026063 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000026063 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000026063 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000026063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000026063 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000026064 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026064 [Member] | One hundred eighty one Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026064 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000026064 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000026064 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000026064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000026064 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%